Lease liabilities (Details)	Mar. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 2,568,757
Interest	511,713
Present value of minimum lease payments	2,057,044
Current portion of lease liabilities	642,935
Non-current portion of lease liabilities	1,414,109
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	820,021
Interest	177,086
Present value of minimum lease payments	642,935
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,438,506
Interest	299,975
Present value of minimum lease payments	1,138,531
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	310,230
Interest	34,652
Present value of minimum lease payments	$ 275,578